LEASES - Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Presentation of leases for lessee [abstract]
Lease liabilities, beginning of period	$ 0
Additions	415
Interest accretion	8
Effect of foreign exchange	17
Payments	(149)	$ 0
Lease liabilities, end of period	291	0
Current lease liabilities	$ 291	$ 0